CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORP. ABS-15G

Exhibit 99.45

Exception Level
Run Date - XX/XX/XXXX
XXX ID	Loan # 1	Exception Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Buyer Comments	Reviewer Comments	Exception Remediation
GK2ZXUZBGBA	XXXXXXXXX	Credit	Resolved	Resolved	GK2ZXUZBGBA-HTEKL4JF	Asset do not meet guidelines	* Asset do not meet guidelines (Lvl R)	The guidelines section 7.5 asset documentation, requires assets to be documented with statements covering the most recent 60 day period. The file contains evidence of assets located on pg XXX; however, only 30 days of transactions was provided.		is a business purpose DSCR loan and the following guidelines state that we only require the most recent 30 days of assets. See the snippet from the guidelines.		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
I1UETZ3GMW1	XXXXXXXXX	Credit	Active	2: Acceptable with Warnings	I1UETZ3GMW1-N82WOOQJ	Guidelines	* Missing Documentation (Lvl 3)	The loan file does not contain the guidelines for XXX. Unable to confirm that the loan meets all requirements until receipt of the guidelines.				Received XXX exception waiver; Level 2 ; An exception to waive the impounds was provided to XXX. XXXguides state that they do not waive impounds on investment properties. XXXis in the process of revising its guidelines to state that impounds can be waived. XXXchose to waive it with an investor override resulting in a Grade B.	Received XXX exception waiver; Level 2 ; An exception to waive the impounds was provided to XXX. XXXguides state that they do not waive impounds on investment properties. XXXis in the process of revising its guidelines to state that impounds can be waived. XXXchose to waive it with an investor override resulting in a Grade B.
I1UETZ3GMW1	XXXXXXXXX	Credit	Active	2: Acceptable with Warnings	I1UETZ3GMW1-0BLBZVJN	Credit	* Missing Documentation (Lvl 3)	The required impounds per the NanQ ONE Matrix were missing (pg XXX, XXX).				Received XXX exception waiver; Level 2 ; An exception to waive the impounds was provided to XXX. XXXguides state that they do not waive impounds on investment properties. XXXis in the process of revising its guidelines to state that impounds can be waived. XXXchose to waive it with an investor override resulting in a Grade B.	Received XXX exception waiver; Level 2 ; An exception to waive the impounds was provided to XXX. XXXguides state that they do not waive impounds on investment properties. XXXis in the process of revising its guidelines to state that impounds can be waived. XXXchose to waive it with an investor override resulting in a Grade B.
2JMAM3JDKLL	XXXXXXXXX	Compliance	Active	Resolved	2JMAM3JDKLL-ED8B0OJY	ComplianceEase TRID Tolerance Test Failed #3	* ComplianceEase TRID Tolerance Test Failed #3 (Lvl 2)	The loan is higher-priced and it meets the Escrow and Appraisal requirements.
5YBSERRHBZG	XXXXXXXXX	Compliance	Active	Resolved	5YBSERRHBZG-GWM0NAOS	ComplianceEase TRID Tolerance Test Failed #2	* ComplianceEase TRID Tolerance Test Failed #2 (Lvl 2)	The loan is an HPML and it meets the Escrow and Appraisal Requirements.
UJYGOG24TIW	XXXXXXXXX	Credit	Resolved	Resolved	UJYGOG24TIW-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	The loan file does not contain an accurate Final 1003 reflecting self employment dates that match with the income documentation in the file. The 1003 reflects SE since 2020; however the tax returns in file show 2018 and 2019 Sch C returns for Handyman business. The income appears to be all self employed with no W2's or paystubs from other business listed.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
UJYGOG24TIW	XXXXXXXXX	Compliance	Resolved	Resolved	UJYGOG24TIW-A4FROFQC	ComplianceEase Exceptions Test Failed	* ComplianceEase Exceptions Test Failed (Lvl R)	Violation addressed under a separate category.

Exception Level
Run Date - XX/XX/XXXX
Recovco ID	Loan # 1	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Buyer Comments	Reviewer Comments	Exception Remediation
H150Z0PK3ZC	XXXXXXXX	Compliance		Resolved	Resolved	H150Z0PK3ZC-OHRJB5B0	ComplianceEase TILA Test Failed	* ComplianceEase TILA Test Failed (Lvl R)	No issue.
H150Z0PK3ZC	XXXXXXXX	Compliance		Resolved	Resolved	H150Z0PK3ZC-DADZZYZO	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)	This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.		Initial CD provided		XX/XX/XXXX Cleared	XX/XX/XXXX Cleared
H150Z0PK3ZC	XXXXXXXX	Compliance		Resolved	Resolved	H150Z0PK3ZC-TRKLWKHN	ComplianceEase Risk Indicator is "Moderate"	* ComplianceEase Risk Indicator is "Moderate" (Lvl R)	No issue.